SUPPLEMENT TO PROSPECTUS
The date of this supplement is June 28, 2016.

MFS® Lifetime® 2025 Fund

Effective immediately, the following is added after the second paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":
On June 14, 2016, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in mid August 2016, and will be completed by August 26, 2016, although these dates could change based on market conditions and other factors.
As of August 26, 2016, the fund's target allocation among asset classes and the underlying funds is expected to be:

Bond Funds:	43%
MFS Emerging Markets Debt Fund	3%
MFS Emerging Markets Debt Local Currency Fund	2%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Limited Maturity Fund	2%
MFS Inflation-Adjusted Bond Fund	8%
MFS Total Return Bond Fund	9%
International Stock Funds:	12%
MFS Blended Research International Equity Fund	6%
MFS International Growth Fund	1%
MFS International New Discovery Fund	1%
MFS International Value Fund	1%
MFS Research International Fund	3%
U.S. Stock Funds:	39%
MFS Blended Research Core Equity Fund	4%
MFS Blended Research Growth Equity Fund	4%
MFS Blended Research Mid Cap Equity Fund*	6%
MFS Blended Research Small Cap Equity Fund	1%
MFS Blended Research Value Equity Fund	4%
MFS Growth Fund	4%
MFS Mid Cap Growth Fund	3%
MFS Mid Cap Value Fund	3%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	4%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.
*MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.

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MFS Lifetime 2025 Fund

Effective immediately, the following is added after the first paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks":
On June 14, 2016, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in mid August 2016, and will be completed by August 26, 2016, although these dates could change based on market conditions and other factors.
As of August 26, 2016, the fund's target allocation among asset classes is expected to be:

Bond Funds	43%
International Stock Funds	12%
U.S. Stock Funds	39%
Specialty Funds	6%
All percentages are rounded to the nearest percent.
Effective immediately, the following is added after the fifth paragraph in the sub-section entitled "Principal Investment Strategies" under the main heading "Investment Objective, Strategies, and Risks":
On June 14, 2016, the Board of Trustees of the fund approved modifications to the underlying fund selections and underlying fund target weightings of the fund.  The transition to the revised underlying fund selections and underlying fund allocations will commence in mid August 2016, and will be completed by August 26, 2016, although these dates could change based on market conditions and other factors.
As of August 26, 2016, the list of underlying funds and their approximate target weightings is expected to be:

Bond Funds:	43%
MFS Emerging Markets Debt Fund	3%
MFS Emerging Markets Debt Local Currency Fund	2%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Limited Maturity Fund	2%
MFS Inflation-Adjusted Bond Fund	8%
MFS Total Return Bond Fund	9%
International Stock Funds:	12%
MFS Blended Research International Equity Fund	6%
MFS International Growth Fund	1%
MFS International New Discovery Fund	1%
MFS International Value Fund	1%
MFS Research International Fund	3%
U.S. Stock Funds:	39%
MFS Blended Research Core Equity Fund	4%
MFS Blended Research Growth Equity Fund	4%
MFS Blended Research Mid Cap Equity Fund*	6%
MFS Blended Research Small Cap Equity Fund	1%
MFS Blended Research Value Equity Fund	4%
MFS Growth Fund	4%
MFS Mid Cap Growth Fund	3%
MFS Mid Cap Value Fund	3%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	4%
MFS Value Fund	4%
Specialty Funds:	6%
MFS Absolute Return Fund	1%
MFS Commodity Strategy Fund	3%
MFS Global Real Estate Fund	2%
All percentages are rounded to the nearest percent. As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.
*MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.
Effective August 26, 2016, the following is added under the main heading "Appendix A – Description of Underlying Funds":
MFS® Blended Research® Core Equity Fund
Investment Objective
The fund's investment objective is to seek capital appreciation.
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MFS Lifetime 2025 Fund

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
While MFS may invest the fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest the fund's assets in foreign securities.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor's 500 Stock Index (the "Index").  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
MFS® Blended Research® Growth Equity Fund
Investment Objective
The fund's investment objective is to seek capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS focuses on investing the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).
While MFS may invest the fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest the fund's assets in foreign securities.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index (the "Index").  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
MFS® Blended Research® International Equity Fund
Investment Objective
The fund's investment objective is to seek capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS normally invests the fund's assets primarily in foreign securities, including emerging market securities.
In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
While MFS may invest the fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest a large percentage of the fund's assets in issuers in a single country, a small number of countries, or a particular geographic region.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the MSCI All Country World ex U.S. Index (the "Index").  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
MFS® Blended Research® Mid Cap Equity Fund*
Investment Objective
The fund's investment objective is to seek capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net

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MFS Lifetime 2025 Fund

assets in equity securities of issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index (the "Index") over the last 13 months at the time of purchase. As of April 30, 2016, the range of the market capitalizations of the issuers in the Index was between $160 million and $31.5 billion.
Equity securities include common stocks, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
MFS may invest the fund's assets in foreign securities.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 3% compared to the Index.  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
* MFS Blended Research Mid Cap Equity Fund is currently in registration with the Securities and Exchange Commission and will not be available for investment until August 2016.

MFS® Blended Research® Small Cap Equity Fund
Investment Objective
The fund's investment objective is to seek capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities of issuers with small market capitalizations. MFS generally defines small market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell 2000® Index (the "Index") over the last 13 months at the time of purchase. As of April 30, 2016, the range of the market capitalizations of the issuers in the Index was between $10 million and $6.1 billion.
Equity securities include common stocks real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund's assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.
MFS may invest the fund's assets in foreign securities.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 3% compared to the Index.  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
MFS® Blended Research® Value Equity Fund
Investment Objective
The fund's investment objective is to capital appreciation.
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund's net assets in equity securities.
Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).
While MFS may invest the fund's assets in companies of any size, MFS primarily invests in companies with large capitalizations.
MFS may invest the fund's assets in foreign securities.
MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors with a goal of constructing a portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index (the "Index").  There is no assurance that the fund will meet this target predicted tracking error over the long term or for any year or period of years, or that the fund's predicted tracking error and actual tracking error will be similar.  Tracking error generally measures how the differences between the fund's monthly returns and the Index's monthly returns have varied over a specified time period.
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